Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2017
Disclosure of Transactions and outstanding balances for related party [Abstract]
Disclosure Of Transactions And Outstanding Balances For Related Party Explanatory [Text Block]
Note 11 Accounts and transactions with related parties

Transactions between the Company and its subsidiaries occur in the normal course of operations and have been eliminated during the consolidation process.

The amounts indicated as transactions in the following table relate to trade operations with related parties, which are under similar terms than what a third party would get respect to price and payment conditions. There are no uncollectible estimates decreasing accounts receivable or guarantees provided to related parties.

Balances and transactions with related parties consist of the following:

(1)	Business operations agreed upon in Chilean Pesos. Companies not under a current trade account agreement not accrue interest and have payment terms of 30 days.

(2)
Business operations agreed upon in Chilean Pesos. The remaining balance accrues interest at 90-days active bank rate (TAB) plus an annual spread. Interests is paid or charged against the trade current account.

(3)	Business operations in foreign currencies, not covered by a current trade account, that do not accrue interest and have payment terms of 30 days. Balances are presented at the closing exchange rate.

(4)
An agreement between the subsidiary Compañía Pisquera de Chile S.A. with Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. due to differences resulting from the contributions made by the latter. It establishes a 3% annual interest over capital, with annual payments to be made in eight instalments of UF 1,124 each. Beginning February 28, 2007 and UF 9,995 bullet payment at the last contribution date. In accordance with the contract, Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. renewed the contract for a period of nine years. Consequently, the UF 9,995 will be paid in nine equal and successive instalments of UF 1,200 each and a final payment of UF 2,050, beginning on February 28, 2015.

(5)
An agreement of grape supply between the subsidiary Compañía Pisquera de Chile S.A. and Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. These contracts stipulate a 3% annual interest on the capital, with a term of eight years, and annual payments due on May 31, 2018, May 31, 2019 and May 31, 2020.

The transaction schedule includes all the transactions made with related parties.

The detail of the accounts receivable and payable from related parties as of December 31, 2017 and 2016, are detailed as follows:

Accounts receivable from related parties

Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2017	As of December 31, 2016
							ThCh$	ThCh$
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	(3)	Associate	Sales of products	USD	30,791	42,006
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(3)	Joint venture	Sales of products	USD	9,248	-
0-E	Gráfica Editorial Intersudamericana S.A	Paraguay	(3)	Related to the subsidiary's shareholder	Sales of products	PYG	220	-
0-E	Palermo S.A.	Paraguay	(3)	Related to the subsidiary's shareholder	Sales of products	PYG	8,247	12,310
0-E	Paraguay Soccer S.A.	Paraguay	(3)	Related to the subsidiary's shareholder	Sales of products	PYG	85	-
0-E	Pepsi Cola Panamericana S.R.L.	Perú	(3)	Related to the subsidiary's shareholder	Sales of products	USD	-	1,149
0-E	QSR S.A.	Paraguay	(3)	Related to the subsidiary's shareholder	Sales of products	PYG	410	-
6,062,786-K	Andrónico Luksic Craig	Chile	(1)	Chairman of CCU	Sales of products	CLP	1,207	-
6,372,368-1	Jean Paul Luksic	Chile	(1)	Director of company related to the controller	Sales of products	CLP	464	-
14,534,777-7	Hubert Porte	Chile	(1)	Director of company related to the controller	Sales of products	CLP	2,095	-
76,029,109-9	Inversiones Chile Chico Ltda.	Chile	(1)	Related to the controller's shareholder	Services provided	CLP	2,253	526
76,035,409-0	Cervecera Guayacán SpA.	Chile	(1)	Associate of subsidiary	Sales of products	CLP	80,298	-
76,079,669-7	Minera Antucoya	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	355	-
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Services provided	CLP	40,965	10,513
76,481,675-7	Cervecería Szot SpA.	Chile	(1)	Associate of subsidiary	Sales of products	CLP	15,009	-
76,727,040-2	Minera Centinela	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	781	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	245,385	120,458
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Sales of products	CLP	667,195	1,035,566
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Services provided	CLP	-	3,215
78,105,460-7	Alimentos Nutrabien S.A.	Chile	(1)	Subsidiary of joint venture	Sales of products	CLP	151	-
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of subsidiary	Services provided	CLP	2,997,036	-
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	402,666	-
78,780,780-1	Operaciones y Servicios Enex Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	13,058
81,148,200-5	Ferrocarril de Antofagasta a Bolivia S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,457	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Advance purchase	CLP	14,393	14,393
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	-	7,450
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(4)	Shareholder of subsidiary	Loan	UF	31,191	30,542
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(5)	Shareholder of subsidiary	Sales of products	UF	77,929	76,620
90,081,000-8	Compañía Chilena de Fósforos S.A.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	2,893	2,575
90,160,000-7	Compañía Sud Americana de Vapores S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	165	458
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	-	14,747
91,021,000-9	Invexans S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,713	4,552
91,705,000-7	Quiñenco S.A.	Chile	(1)	Controller's Shareholder	Sales of products	CLP	2,759	1,937
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	4,341	-
92,048,000-4	SAAM S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	83	1,437
93,920,000-2	Antofagasta Minerals S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,640	3,479
94,625,000-7	Inversiones Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	234,880	258,306
96,427,000-7	Inversiones y Rentas S.A.	Chile	(1)	Controller	Sales of products	CLP	3,465	-
96,536,010-7	Inversiones Consolidadas Ltda.	Chile	(1)	Related to the controller	Sales of products	CLP	121	1,513
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	514	3,096
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation	Sales of products	CLP	76,635	76,704
96,645,790-2	Socofin S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,395	-
96,767,630-6	Banchile Administradora General de Fondos S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	67	-
96,790,240-3	Minera Los Pelambres S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	659	-
96,819,020-2	Agricola El Cerrito S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	30
96,847,140-6	Inmobiliaria Norte Verde S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	30
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Sales of products	CLP	74,387	255,330
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	62,816	120,547
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Sales of products	CLP	16,654	73,511
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Interests	CLP	-	219,835
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Services provided	CLP	680,740	380,242
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(2)	Joint venture	Remittanse send	CLP	4,334	750,000
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Rental of plant	CLP	3,774	-
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Rappel	CLP	898	-
Total							5,810,764	3,536,135

Non Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2017	As of December 31, 2016
							ThCh$	ThCh$
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(4)	Shareholder of subsidiary	Loan	UF	166,928	190,040
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(5)	Shareholder of subsidiary	Sales of products	UF	91,543	166,625
Total							258,471	356,665

Accounts payable to related parties

Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2017	As of December 31, 2016
							ThCh$	ThCh$
0-E	Amstel Brouwerijen B.V.	Netherlands	(3)	Related to the controller's shareholder	License and technical assistance	Euros	66,583	64,932
0-E	Banco Amambay S.A.	Paraguay	(3)	Related to the subsidiary's shareholder	Commission	PYG	-	34
0-E	Banco Amambay S.A.	Paraguay	(3)	Related to the subsidiary's shareholder	Services received	PYG	148	-
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	(3)	Associate	Recovery of expenses	USD	44,451	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(3)	Joint venture	Recovery of expenses	USD	14,199	-
0-E	Emprendimientos Hoteleros S.A.E.C.A	Paraguay	(3)	Related to the subsidiary's shareholder	Services received	PYG	8,481	-
0-E	Gráfica y Editorial Intersuda S.A.	Paraguay	(3)	Related to the subsidiary's shareholder	Purchase of products	PYG	448	1,604
0-E	Heineken Brouwerijen B.V.	Netherlands	(3)	Related to the controller's shareholder	License and technical assistance	Euros	1,349,472	3,344,215
0-E	Heineken Brouwerijen B.V.	Netherlands	(3)	Related to the controller's shareholder	Purchase of products	Euros	-	787,873
0-E	Heineken Brouwerijen B.V.	Netherlands	(3)	Related to the controller's shareholder	Royalty	USD	2,586,380	-
0-E	Heineken Brouwerijen B.V.	Netherlands	(3)	Related to the controller's shareholder	Services received	PYG	1,241,991	-
0-E	Heineken Brouwerijen B.V.	Netherlands	(3)	Related to the controller's shareholder	Services received	USD	1,025	-
0-E	Societé des Produits Nestlé S.A.	United Kingdom	(3)	Related to the subsidiary's shareholder	Purchase of products	USD	46,572	-
0-E	Watt's Alimentos S.A.	Paraguay	(3)	Subsidiary related	Purchase of products	USD	92,566	2,196
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	196,805	333,658
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	54,194	-
76,481,675-7	Cervecería Szot SpA.	Chile	(1)	Associate of subsidiary	Purchase of products	CLP	17,288	4,930
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Shareholder of subsidiary	Purchase of products	CLP	13,733	6,691
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Services received	CLP	32,320	37,889
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Services received	CLP	74,351	-
78,105,460-7	Alimentos Nutrabien S.A.	Chile	(1)	Subsidiary of joint venture	Purchase of products	CLP	543	315
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of subsidiary	Purchase of products	CLP	958,293	846,035
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Purchase of products	CLP	37,433	41,667
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Purchase of products	CLP	139,373	124,255
92,048,000-4	SAAM S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	123	-
94,058,000-5	Servicios Aeroportuarios Aerosan S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	2,025	-
94,058,000-5	Servicios Aeroportuarios Aerosan S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	-	1,273
94,625,000-7	Inversiones Enex S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	76	-
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation	Purchase of products	CLP	1,595,771	1,930,063
96,689,310-9	Transbank S.A.	Chile	(1)	Related to the controller's shareholder	Commission	CLP	3,462	2,955
96,798,520-1	SAAM Extraportuarios S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	1,971	-
96,894,740-0	Banchile Factoring S.A.	Chile	(1)	Related to the controller	Services received	CLP	-	78,591
96,810,030-0	Radiodifusión SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	55,244	19,018
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	7,541	-
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Purchase of products	CLP	1,152,343	1,462,888
96,953,410-K	Artikos Chile S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	137	-
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Services received	CLP	22,730	41,001
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Discount fleet	CLP	-	143,465
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Purchase of products	CLP	17,406	36,834
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	(1)	Joint venture	Consignation sales	CLP	233,565	217,689
Total							10,069,043	9,530,071

Most significant transactions and effects on results:

As of December 31, 2017 and 2016 the most significant transactions with related parties that are not subsidiaries of the Company and their effect on the Consolidated Statement of Income are detailed as follows:

					2017		2016
Tax ID	Company	Country of origin	Relationship	Transaction	Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
0-E	Americas Distilling Investments	United States	Associate of subsidiary	Capital contribution	1,043,720	-	-	-
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	211,740	(211,740)	165,995	(165,995)
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	Associate	Sales of products	425,664	161,752	396,076	150,509
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	Associate	Contribution of capital	-	-	2,174,370	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	28,232,532	-	22,943,861	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	11,051,487	(11,051,487)	9,445,557	(9,445,557)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	166,677	(166,677)	82,475	(52,266)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	306,553	-	-	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Sales of products	846,179	634,634	161,220	120,915
0-E	Societé des Produits Nestlé S.A.	United Kingdom	Shareholder of subsidiary	Royalty	410,421	(410,421)	432,535	(432,535)
0-E	Zona Franca Central Cervecera S.A.S.	Colombia	Subsidiary of joint venture	Capital contribution	21,080,358	-	-	-
76,079,669-7	Minera Antucoya	Chile	Related to the controller's shareholder	Sales of products	1,501	1,200	-	-
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Advertising	2,064,067	(2,064,067)	3,427,941	(2,661,759)
76,178,803-5	Viña Tabalí S.A.	Chile	Related to the controller's shareholder	Services provided	85,931	83,931	52,470	52,470
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	4,457,428	-	4,132,618	-
76,553,712-6	Heleservicios S.A.	Chile	Related to the controller	Services received	17,760	(17,760)	-	-
76,727,040-2	Minera Centinela	Chile	Related to the controller's shareholder	Sales of products	5,085	4,068	-	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Subsidiary related	Services received	152,578	(152,578)	83,220	(83,220)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Subsidiary related	Sales of products	535,046	428,036	522,566	418,052
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	355,279	(355,279)	329,258	(329,258)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	4,807,422	1,971,044	4,259,983	1,746,594
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of subsidiary	Services provided	2,054,840	2,054,840	3,234,158	3,234,158
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of subsidiary	Purchase of products	9,499,942	-	10,083,606	-
78,780,780-1	Operaciones y Servicios Enex Ltda.	Chile	Related to the controller's shareholder	Sales of products	-	-	224,387	183,997
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	818,433	-	633,668	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan	26,359	5,413	28,256	6,815
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	-	-	76,619	9,285
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Purchase of grape	4,367,575	-	4,255,971	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	1,995	1,596	-	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	637,313	-	599,123	-
90,081,000-8	Compañía Chilena de Fósforos S.A.	Chile	Shareholder of subsidiary	Dividends paid	979,637	-	1,273,753	-
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	4,158,228	-	3,530,565	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's Shareholder	Sales of products	15,941	12,751	13,984	11,186
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Billed services	559,042	(559,042)	439,603	(439,603)
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	28,049	22,158	35,532	28,069
94,625,000-7	Inversiones Enex S.A	Chile	Related to the controller's shareholder	Sales of products	1,445,395	1,127,408	1,161,918	906,296
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Office lease	9,622	9,622	11,463	11,463
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	34,633,542	-	32,109,822	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	291,030,000	-	61,400,000	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	299,530,000	720,311	170,500,000	402,369
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	-	-	311,666	249,322
96,657,690-7	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	1,150	920	-	-
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Commission	77,311	77,311	65,271	(65,271)
96,810,030-0	Radiodifusión SpA.	Chile	Related to the controller's shareholder	Services provided	391,598	(391,598)	-	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	245,068	-	-	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	413,117	183,835	62,444	27,788
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	-	-	429,517	(429,517)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	8,481,780	-	5,438,419	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	253,473	253,473	234,327	234,327
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	369,097	(369,097)	529,138	(529,138)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Leasing paid	-	-	87,457	2,266
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Transportation of securities	359,579	(359,579)	282,267	(282,267)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	47,184	30,669	87,772	48,800
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	63,548,208	5,500,174	35,318,178	2,006,627
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	-	-	61,400,000	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interest income	-	-	247,101	247,101
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Services provided	153,773	153,773	1,553,943	1,553,943
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Remittanse send	717,900	-	750,000	-
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Sales of products	126	58	5,973	2,745
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Purchase of products	15,329	(15,329)	17,773	(17,773)
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Consignation sales	2,804,870	-	5,115,078	-

As of December 31, 2016 and 2015 the most significant transactions with related parties that are not subsidiaries of the Company and their effect on the Consolidated Statement of Income are detailed as follows:

					2016		2015
Tax ID	Company	Country of origin	Relationship	Transaction	Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	165,995	(165,995)	229,967	(229,967)
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	Associate	Sales of products	396,076	150,509	209,292	79,531
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	Associate	Capital contribution	2,174,370	-	1,921,245	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	22,943,861	-	19,941,532	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	9,445,557	(9,445,557)	9,331,241	(9,331,241)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	82,475	(52,266)	27,904	(27,904)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	-	-	71,107	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Sales of products	161,220	120,915	-	-
0-E	Societé des Produits Nestlé S.A.	United Kingdom	Shareholder of subsidiary	Royalty	432,535	(432,535)	308,527	(308,527)
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Advertising	3,427,941	(2,661,759)	1,554,332	(405,349)
76,178,803-5	Viña Tabalí S.A.	Chile	Related to the controller's shareholder	Services provided	52,470	52,470	50,787	50,787
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	4,132,618	-	4,089,832	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	83,220	(83,220)	77,166	(77,166)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	522,566	418,052	405,652	324,522
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	329,258	(329,258)	279,401	(279,401)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	4,259,983	1,746,594	2,679,985	1,098,794
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of subsidiary	Services provided	3,234,158	3,234,158	2,649,644	2,649,644
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of subsidiary	Purchase of products	10,083,606	-	8,692,744	-
78,780,780-1	Operaciones y Servicios Enex Ltda.	Chile	Related to the controller's shareholder	Sales of products	224,387	183,997	328,256	262,605
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	633,668	-	489,942	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan	28,256	6,815	29,589	5,827
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	76,619	9,285	74,529	8,487
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Purchase of grape	4,255,971	-	6,226,156	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	-	-	8,071	6,457
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	599,123	-	791,836	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Services provided	-	-	181,437	181,437
89,602,300-4	Csav Austral SpA.	Chile	Shareholder of subsidiary	Services received	-	-	122,991	(122,991)
90,081,000-8	Compañía Chilena de Fósforos S.A.	Chile	Shareholder of subsidiary	Dividends paid	1,273,753	-	4,055,034	-
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	3,530,565	-	2,704,376	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's Shareholder	Sales of products	13,984	11,186	14,509	14,509
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Billed services	439,603	(439,603)	127,165	(127,165)
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	35,532	28,069	-	-
94,625,000-7	Inversiones Enex S.A	Chile	Related to the controller's shareholder	Sales of products	1,161,918	906,296	636,707	496,631
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Office lease	11,463	11,463	11,006	11,006
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	32,109,822	-	31,777,378	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	61,400,000	-	225,840,000	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	170,500,000	402,369	231,800,000	583,333
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	311,666	249,322	-	-
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Commission	65,271	(65,271)	45,756	(45,756)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	62,444	27,788	36,560	16,269
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	429,517	(429,517)	425,164	(425,164)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	5,438,419	-	4,776,140	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	234,327	234,327	425,165	425,165
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Leasing paid	87,457	2,266	123,316	(23,901)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	529,138	(529,138)	316,411	(316,411)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Transportation of securities	282,267	(282,267)	452,384	(452,384)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	87,772	48,800	39,148	25,446
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	35,318,178	2,006,627	105,973,453	1,708,487
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	61,400,000	-	204,050,000	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	61,400,000	247,101	219,500,000	770,364
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Services provided	1,553,943	1,553,943	7,633,582	7,633,582
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Interests	-	-	287,243	287,243
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Remittanse received	-	-	33,298,001	-
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Remittanse send	750,000	-	27,189,651	-
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Sales of products	5,973	2,745	13,540	6,223
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Purchase of products	17,773	(17,773)	30,209	(30,209)
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Consignation sales	5,115,078	-	24,067,498	-

Remuneration of the Management key employees

The Company is managed by a Board of Directors comprised of 9 members, each of whom is in office for a 3-year term and may be re-elected.

The Board was appointed at the Ordinary Shareholders´ Meeting held on April 13, 2016, being elected Messrs. Andrónico Luksic Craig, Francisco Pérez Mackenna, Pablo Granifo Lavín, Rodrigo Hinzpeter Kirberg, Marc Busain, Carlos Molina Solís, Didier Debrosse, José Miguel Barros van Hövell tot Westerflier and Vittorio Corbo Lioi, the latter independent according to article 50 bis of Law Nº18,046. The Chairman and the Vice Chairman, as well as the members of the Audit Committee were appointed at the Board of Directors´ meeting held on April 13, 2016. At the same meeting, and according to article 50 bis of Law N° 18,046, the independent Director Mr. Vittorio Corbo Lioi appointed the other members of the Directors Committee, which is composed of Directors Messrs. Pérez, Molina and Corbo. Additionally, Messrs. Corbo and Molina were appointed as members of the Audit Committee, both meeting the independence criteria under the Securities Exchange Act of 1934, the Sarbanes-Oxley Act of 2002 and the New York Stock Exchange Rules. The Board of Directors also resolved that Directors Messrs. Pérez and Barros shall participate in the Audit Committee´s meetings as observers.

At the Ordinary Shareholders´ Meeting held on April 12, 2017 agreed to keep the remuneration of the Directors previously agreed at the Ordinary Shareholders´ Meeting held on April 13, 2016 and the remuneration of the Directors consists on a gross monthly fee for attendance to Board Meetings of UF 100 per Director, and UF 200 for the Chairman, independent of the number of meetings held within such period, plus an amount equivalent to 3% of the distributed dividends, for the whole Board, at a rate of one-ninth for each Director and in proportion to the time each one served as such during the year 2016. If the distributed dividends exceed 50% of the net profits, the Board of Directors’ variable remuneration shall be calculated over a maximum 50% of such profits.

Additionally, those Directors that are members of the Directors Committee receive a gross remuneration of UF 34 for each meeting they attend, plus the amount that, as the percentage of the dividends, is required to complete one third of the total remuneration a Director is entitled to, pursuant to article 50 bis of Law Nº 18,046 and Regulation N° 1956 of the CMF. Directors that are members of the Audit Committee receive a gross monthly remuneration of UF 25.

According to the above, as of December 31, 2017, the Directors received ThCh$ 3,146,516 (ThCh$ 3,215,759 in 2016 and ThCh$ 2,976,684 in 2015) in meeting attendance fees and dividend participation. In addition, ThCh$ 224,813
(ThCh$ 212,665 in 2016 and ThCh$ 191,416 in 2015) were paid as meeting attendance fees and dividend participation to the Senior Management of the Parent Company.

As of December 31, 2017, the remuneration corresponding to the key personal was ThCh$ 6,449,061 (ThCh$ 7,565,658 in 2016 and ThCh$ 5,497,192 in 2015). The Company grants annual discretionary and variable bonuses to the top key employees, which are not subject to an agreement and are decided on the basis of the compliance with individual and corporate goals and depending on the year results.